CONSULTING GROUP CAPITAL MARKETS FUND
GREENWICH STREET CALIFORNIA MUNICIPAL FUND INC.
GREENWICH STREET MUNICIPAL FUND INC.
GREENWICH STREET SERIES FUND
HIGH INCOME OPPORTUNITY FUND INC.
THE ITALY FUND INC.
MANAGED HIGH INCOME PORTFOLIO INC.
MANAGED MUNICIPALS PORTFOLIO II INC.
MANAGED MUNICIPALS PORTFOLIO INC.
MUNICIPAL HIGH INCOME FUND INC.
SMITH BARNEY ADJUSTABLE RATE GOVERNMENT INCOME FUND
SMITH BARNEY AGGRESSIVE GROWTH FUND INC.
SMITH BARNEY APPRECIATION FUND INC.
SMITH BARNEY ARIZONA MUNICIPALS FUND INC.
SMITH BARNEY CALIFORNIA MUNICIPALS FUND INC.
SMITH BARNEY CONCERT ALLOCATION SERIES INC.
SMITH BARNEY DISCIPLINED SMALL CAP FUND, INC.
SMITH BARNEY EQUITY FUNDS
SMITH BARNEY FUNDAMENTAL VALUE FUND INC.
SMITH BARNEY FUNDS, INC.
SMITH BARNEY INCOME FUNDS
SMITH BARNEY INSTITUTIONAL CASH MANAGEMENT FUND, INC.
SMITH BARNEY INTERMEDIATE MUNICIPAL FUND, INC.
SMITH BARNEY INVESTMENT FUNDS INC.
SMITH BARNEY INVESTMENT TRUST
SMITH BARNEY MANAGED GOVERNMENTS FUND INC.
SMITH BARNEY MANAGED MUNICIPALS FUND INC.
SMITH BARNEY MASSACHUSETTS MUNICIPALS FUND
SMITH BARNEY MONEY FUNDS, INC.
SMITH BARNEY MUNI FUNDS
SMITH BARNEY MUNICIPAL FUND, INC.
SMITH BARNEY MUNCIPAL MONEY MARKET FUND, INC.
SMITH BARNEY NATURAL RESOURCES FUND INC.
SMITH BARNEY NEW JERSEY MUNICIPALS FUND, INC.
SMITH BARNEY OREGON MUNICIPALS FUND
SMITH BARNEY PRINCIPAL RETURN FUND
SMITH BARNEY TELECOMMUNICATIONS TRUST
SMITH BARNEY VARIABLE ACCOUNT FUNDS
SMITH BARNEY WORLD FUNDS, INC.
TRAVELERS SERIES FUND INC.
ZENIX INCOME FUND INC.

	SUPPLEMENT DATED JANUARY 13, 1998 TO PROSPECTUSES*

						________________________

	Smith Barney Mutual Funds Management Inc. ("SBMFM"), each Fund's investment manager and/or administrator, has changed its name to Mutual Management Corp., effective January 12, 1998.




------------
*Prospectuses dated:


CONSULTING GROUP CAPITAL MARKETS FUND		December 29, 1997
GREENWICH STREET CALIFORNIA MUNICIPAL FUND INC.	December 31, 1997
GREENWICH STREET MUNICIPAL FUND INC.			September 26,1997
GREENWICH STREET SERIES FUND				April 29, 1997
HIGH INCOME OPPORTUNITY FUND INC.			January 31, 1997
THE ITALY FUND INC.							N/A
MANAGED HIGH INCOME PORTFOLIO INC.			June 27, 1997
MANAGED MUNICIPALS PORTFOLIO II INC.			December 31, 1997
MANAGED MUNICIPALS PORTFOLIO INC.			September 26, 1997
MUNICIPAL HIGH INCOME FUND INC.				January 15,1997
SMITH BARNEY ADJUSTABLE RATE GOVERNMENT INCOME FUND	September 26, 1997
SMITH BARNEY AGGRESSIVE GROWTH FUND INC.		December 29, 1997
SMITH BARNEY APPRECIATION FUND INC.			April 29, 1997
SMITH BARNEY ARIZONA MUNICIPALS FUND INC.		September 26, 1997
SMITH BARNEY CALIFORNIA MUNICIPALS FUND INC.	June 27, 1997
SMITH BARNEY CONCERT ALLOCATION SERIES INC.		May 30, 1997
SMITH BARNEY DISCIPLINED SMALL CAP FUND, INC.	June 23, 1997
SMITH BARNEY EQUITY FUNDS				May 31, 1997
SMITH BARNEY FUNDAMENTAL VALUE FUND INC.		January 27, 1997
SMITH BARNEY FUNDS, INC.					April 30, 1997
SMITH BARNEY INCOME FUNDS				November 28, 1997
SMITH BARNEY INSTITUTIONAL CASH MANAGEMENT FUND, INC.	September 26, 1997
SMITH BARNEY INTERMEDIATE MUNICIPAL FUND, INC.	April 30, 1997
SMITH BARNEY INVESTMENT FUNDS INC.			April 30, 1997
SMITH BARNEY INVESTMENT TRUST				March 25, 1997
SMITH BARNEY MANAGED GOVERNMENTS FUND INC.	November 28, 1997
SMITH BARNEY MANAGED MUNICIPALS FUND INC.		June 25, 1997
SMITH BARNEY MASSACHUSETTS MUNICIPALS FUND	March 28, 1997
SMITH BARNEY MONEY FUNDS, INC.				April 30, 1997
SMITH BARNEY MUNI FUNDS					July 29, 1997
SMITH BARNEY MUNICIPAL FUND, INC.			April 30, 1997
SMITH BARNEY MUNCIPAL MONEY MARKET FUND, INC.	July 29, 1997
SMITH BARNEY NATURAL RESOURCES FUND INC.		February 20, 1997
SMITH BARNEY NEW JERSEY MUNICIPALS FUND, INC.	July 29, 1997
SMITH BARNEY OREGON MUNICIPALS FUND			August 28, 1997
SMITH BARNEY PRINCIPAL RETURN FUND			April 30, 1997
SMITH BARNEY TELECOMMUNICATIONS TRUST		April 30, 1997
SMITH BARNEY VARIABLE ACCOUNT FUNDS			April 30, 1997
SMITH BARNEY WORLD FUNDS, INC.				February 28, 1997
TRAVELERS SERIES FUND INC.				February 28, 1997
ZENIX INCOME FUND INC.					N/A



FD 01382


u:\legal\users\0198.pch